Post-employment benefits (Tables)	12 Months Ended
Oct. 31, 2020
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Summary of Financial Position Related to Defined Benefit pensions and Other Post employment Plans
The following tables present the financial position of our defined benefit pension and other post-employment plans for Canada, the U.S., the U.K., and our Caribbean subsidiaries. Other minor plans operated by some of our subsidiaries are not material and are not included in these disclosures.

	Pension plans		Other post-employment plans
$ millions, as at or for the year ended October 31	2020	2019	2020	2019
Defined benefit obligation
Balance at beginning of year	$8,722	$7,370	$671	$589
Current service cost	277	218	14	11
Past service cost (1)	(20)	1	(77)	–
Interest cost on defined benefit obligation	268	303	20	24
Employee contributions	5	5	–	–
Benefits paid	(369)	(353)	(26)	(30)
Loss on settlements	–	1	–	–
Special termination benefits	10	–	–	–
Foreign exchange rate changes	8	(1)	1	–
Net actuarial (gains) losses on defined benefit obligation	238	1,178	6	77
Balance at end of year	$9,139	$8,722	$609	$671
Plan assets
Fair value at beginning of year	$8,853	$7,691	$–	$–
Interest income on plan assets (2)	277	323	–	–
Net actuarial gains (losses) on plan assets (2)	349	965	–	–
Employer contributions	227	229	26	30
Employee contributions	5	5	–	–
Benefits paid	(369)	(353)	(26)	(30)
Plan administration costs	(7)	(6)	–	–
Net transfer out	–	–	–	–
Foreign exchange rate changes	6	(1)	–	–
Fair value at end of year	$9,341	$8,853	$–	$–
Net defined benefit asset (liability)	202	131	(609)	(671)
Valuation allowance (3)	(17)	(15)	–	–
Net defined benefit asset (liability), net of valuation allowance	$185	$116	$(609)	$(671)

(1)	Includes amounts related to the restructuring charge, and gains related to plan amendments recognized in 2020. See Note 23 for additional details on the restructuring charge.
(2)	The actual return on plan assets for the year was $626 million (2019: $1,288 million).
(3)	The valuation allowance reflects the effect of asset ceiling on plans with a net defined benefit asset.

Summary of Defined Benefit Assets (Liability) Net of Valuation Allowance Included in Other Assets and Other Liabilities
The net defined benefit asset (liability), net of valuation allowance, included in other assets and other liabilities is as follows:

	Pension plans		Other post-employment plans
$ millions, as at October 31	2020	2019	2020	2019
Other assets	$247	$175	$–	$–
Other liabilities (1)	(62)	(59)	(609)	(671)
	$185	$116	$(609)	$(671)

(1)	Excludes $5 million (2019: $7 million) of other liabilities for other post-employment plans of immaterial subsidiaries.

Summary of Defined Benefit obligation and Plan Assets by Region
The defined benefit obligation and plan assets by region are as follows:

	Pension plans		Other post-employment plans
$ millions, as at October 31	2020	2019	2020	2019
Defined benefit obligation
Canada	$8,384	$7,982	$568	$620
U.S., U.K., and the Caribbean	755	740	41	51
Defined benefit obligation at the end of year	$9,139	$8,722	$609	$671
Plan assets
Canada	$8,469	$8,004	$–	$–
U.S., U.K., and the Caribbean	872	849	–	–
Plan assets at the end of year	$9,341	$8,853	$–	$–

Summary of Defined Benefit Plan Expense
Amounts recognized in the consolidated statement of income
The net defined benefit expense for our defined benefit plans in Canada, the U.S., the U.K., and the Caribbean is as follows:

	Pension plans			Other post-employment plans
$ millions, for the year ended October 31	2020	2019	2018	2020	2019	2018
Current service cost (1)	$277	$218	$223	$14	$11	$13
Past service cost (2)	(20)	1	–	(77)	–	–
Interest cost on defined benefit obligation	268	303	281	20	24	25
Interest income on plan assets	(277)	(323)	(294)	–	–	–
Special termination benefits (2)	10	–	–	–	–	–
Plan administration costs	7	6	6	–	–	–
Loss on settlements	–	1	–	–	–	–
Net defined benefit plan expense recognized in net income	$265	$206	$216	$(43)	$35	$38

(1)
The 2020, 2019 and 2018 current service costs were calculated using separate discount rates of 3.14%, 4.14%, and 3.72%, respectively, to reflect the longer duration of future benefits payments associated with the additional year of service to be earned by the plan’s active participants.

(2)	Includes amounts related to the restructuring charge, and gains related to plan amendments recognized in 2020. See Note 23 for additional details on the restructuring charge.

Summary of Defined Benefit Plan expense
Amounts recognized in the consolidated statement of comprehensive income
The net remeasurement gains (losses) recognized in OCI for our defined benefit plans in Canada, the U.S., the U.K., and the Caribbean is as follows:

	Pension plans			Other post-employment plans
$ millions, for the year ended October 31	2020	2019	2018	2020	2019	2018
Actuarial gains (losses) on defined benefit obligation arising from changes in:
Demographic assumptions	$148	$–	$4	$13	$–	$46
Financial assumptions	(327)	(1,133)	488	(26)	(78)	67
Experience	(59)	(45)	(65)	7	1	4
Net actuarial gains (losses) on plan assets	349	965	(234)	–	–	–
Changes in asset ceiling excluding interest income	(1)	(5)	1	–	–	–
Net remeasurement gains (losses) recognized in OCI (1)	$110	$(218)	$194	$(6)	$(77)	$117

(1)
Excludes net remeasurement gains/losses recognized in OCI in respect of immaterial subsidiaries not included in the disclosures totalling $5 million net losses (2019: $2 million of net losses; 2018: $2 million of net gains).

Summary of defined benefit obligation
The breakdown of the defined benefit obligation for our Canadian plans between active, deferred and retired members is as follows:

	Pension plans		Other post-employment plans
$ millions, as at October 31	2020	2019	2020	2019
Active members	$4,362	$4,165	$129	$179
Deferred members	626	587	–	–
Retired members	3,396	3,230	439	441
Total	$8,384	$7,982	$568	$620

Summary of Weighted Average Duration of Defined Benefit Obligation
The weighted-average duration of the defined benefit obligation for our Canadian plans is as follows:

	Pension plans		Other post-employment plans
As at October 31	2020	2019	2020	2019
Weighted-average duration, in years	14.8	15.4	12.6	13.6

Summary of Major Categories of Defined Benefit Plan Assets
The major categories of our defined benefit pension plan assets for our Canadian plans are as follows:

$ millions, as at October 31	2020		2019
Asset category (1)
Canadian equity securities (2)	$540	6%	$547	7%

Debt securities (3)
Government bonds	5,001	59	4,623	58
Corporate bonds	1,195	14	1,024	13
Inflation adjusted bonds	–	–	76	1
	6,196	73	5,723	72
Investment funds (4)
Canadian equity funds	30	–	28	–
U.S. equity funds	423	5	379	5
International equity funds (5)	32	–	32	–
Global equity funds (5)	961	12	907	12
Emerging markets equity funds	229	3	256	3
Fixed income funds	117	1	110	1
	1,792	21	1,712	21
Other (2)
Alternative investments (6)	1,281	16	1,095	13
Cash and cash equivalents and other	241	3	220	3
Obligations related to securities sold under repurchase agreements	(1,581)	(19)	(1,293)	(16)
	(59)	–	22	–
	$8,469	100%	$8,004	100%

(1)
Asset categories are based upon risk classification including synthetic exposure through derivatives. The fair value of derivatives as at October 31, 2020 was a net derivative liability of $41 million (2019: net derivative asset of $16 million).

(2)
Pension benefit plan assets include CIBC issued securities and deposits of $7 million (2019: $8 million), representing 0.1% of Canadian plan assets (2019: 0.1%). All of the equity securities held as at October 31, 2020 and 2019 have daily quoted prices in active markets except hedge funds, infrastructure, and private equity.

(3)	All debt securities held as at October 31, 2020 and 2019 are investment grade, of which $244 million (2019: $88 million) have daily quoted prices in active markets.
(4)	$31 million (2019: $29 million) of the investment funds are directly held as at October 31, 2020 and have daily quoted prices in active markets.
(5)	Global equity funds include North American and international investments, whereas International equity funds do not include North American investments.
(6)	Comprise d of private equity, infrastructure, private debt and real estate funds.

Summary of Weighted Average Principal Assumptions Used to Determine Defined Denefit Obligation
The weighted-average principal assumptions used to determine the defined benefit obligation for our Canadian plans are as follows:

	Pension plans		Other post-employment plans
As at October 31	2020	2019	2020	2019
Discount rate	2.8%	3.1%	2.7%	3.0%
Rate of compensation increase (1)	2.0%	2.3%	2.0%	2.3%

(1)
Rates of compensation increase for 2020 and 2019 reflect the use of a salary growth rate assumption table that is based on the age and tenure of the employees. The table yields a weighted-average salary growth rate of approximately 2.0% per annum (2019: 2.3%).

Summary of Longevities Underlying Values of Defined Benefit Obligation
Assumptions regarding future mortality have been based on published statistics and mortality tables. The current longevities underlying the values of the defined benefit obligation of our Canadian plans are as follows (in years):

As at October 31	2020	2019
Longevity at age 65 for current retired members
Males	23.4	23.3
Females	24.5	24.8
Longevity at age 65 for current members aged 45
Males	24.3	24.3
Females	25.4	25.7

Summary of Assumed Health-care Cost Trend Rates
The assumed health-care cost trend rates of the Canadian other post-employment plan providing medical, dental, and life insurance benefits are as follows:

For the year ended October 31	2020	2019
Health-care cost trend rates assumed for next year	5.2%	5.3%
Rate to which the cost trend rate is assumed to decline	4.0%	4.0%
Year that the rate reaches the ultimate trend rate	2040	2040

Summary of Affected Defined Benefit Obligation Due to Reasonable Possiblel Changes to Principal Actuarial Assumptions
Reasonably possible changes to one of the principal actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation of our Canadian plans as follows:

Estimated increase (decrease) in defined benefit obligation	Pension plans	Other post-employment plans
$ millions, as at October 31	2020	2020
Discount rate (100 basis point change)
Decrease in assumption	$1,450	$79
Increase in assumption	(1,185)	(65)
Rate of compensation increase (100 basis point change)
Decrease in assumption	(283)	–
Increase in assumption	325	–
Health-care cost trend rates (100 basis point change)
Decrease in assumption	n/a	(28)
Increase in assumption	n/a	32
Future mortality
1 year shorter life expectancy	(216)	(18)
1 year longer life expectancy	213	19

n/a	Not applicable.

Summary of Expected Future Benefit Payments
Expected future benefit payments
The expected future benefit payments for our Canadian plans for the next 10 years are as follows:

$ millions, for the year ended October 31	2021	2022	2023	2024	2025	2026–2030	Total
Defined benefit pension plans	$363	$367	$354	$360	$367	$1,953	$3,764
Other post-employment plans	28	29	30	31	31	163	312
	$391	$396	$384	$391	$398	$2,116	$4,076

Summary of Defined Contributions and Other Plans
We also maintain defined contribution plans for certain employees and make contributions to government pension plans. The expense recognized in the consolidated statement of income for these benefit plans is as follows:

$ millions, for the year ended October 31	2020	2019	2018
Defined contribution pension plans	$33	$29	$27
Government pension plans (1)	137	121	124
	$170	$150	$151

(1)	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act.